Provisions - Non-tax-related proceedings (Details) € in Millions, £ in Millions, zł in Millions						5 Months Ended	7 Months Ended	12 Months Ended
	Jan. 13, 2022 EUR (€)	Dec. 31, 2021 EUR (€) entity	Dec. 09, 2021 EUR (€)	Sep. 16, 2021 EUR (€)	May 07, 2021 shares	May 16, 2021 EUR (€)	Dec. 31, 2021 EUR (€) entity	Dec. 31, 2021 EUR (€) entity	Dec. 31, 1999 shares	Dec. 31, 1994 branch	Dec. 31, 2021 GBP (£) entity	Dec. 31, 2021 PLN (zł) entity	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)
Disclosure of provision matrix [line items]
Provisions		€ 9,583.0					€ 9,583.0	€ 9,583.0					€ 10,852.0	€ 13,987.0	€ 13,225.0
Compensation sought in litigation claim						€ 112.0	61.9
Compensation to be paid			€ 67.8
Amount claimed in litigation								1,050.0
Amount of sons involved in testamentary trust | branch										4
Amount of shares to be transferred by trustee (in shares) | shares					36,700,000				36,700,000
Maximum loss		250.0
Santander Bank Polska and Santander Consumer Bank Poland
Disclosure of provision matrix [line items]
Mortgage loans denominated in, or indexed to, CHF		2,083.0					2,083.0	2,083.0				zł 9,265
Litigation
Disclosure of provision matrix [line items]
Compensation to be paid, corrected	€ 51.4
Compensation to be paid in shares, corrected	€ 18.6
Banco Popular Espanol Sa
Disclosure of provision matrix [line items]
Expected cost																€ 680.0
Estimated cost of compensation to shareholders and bondholders applied to the commercial loyalty program																€ 535.0
German shares investigation
Disclosure of provision matrix [line items]
Provisions															€ 0.0
Reimbursement liability from standstill agreement termination
Disclosure of provision matrix [line items]
Provisions		€ 739.0					€ 739.0	€ 739.0			£ 636
Amount of entities involved in legal dispute | entity		2					2	2			2	2
Legal case to request court judgment on the validity of the swaps
Disclosure of provision matrix [line items]
Arbitration matter, amount claimed by entity								€ 66.0
Arbitration matter, amount claimed by counterparty								57.0
Arbitration matter, amount to be received				€ 66.0
Arbitration matter, amount of interest to be received				€ 11.0
Conversion of active loans from swiss francs to PLN loans | Santander Bank Polska and Santander Consumer Bank Poland
Disclosure of provision matrix [line items]
Provisions		€ 447.0					€ 447.0	447.0				zł 2,056
Conversion of active loans from swiss francs to PLN loans | Santander Bank Polska and Santander Consumer Bank Poland | Portion Of Provision Charged
Disclosure of provision matrix [line items]
Provisions		319.0					319.0	319.0				zł 1,453
"Planos Econmicos"
Disclosure of provision matrix [line items]
Provisions		277.0					277.0	€ 277.0
Period of suspension of economic plan process								5 years
Floor clauses
Disclosure of provision matrix [line items]
Provisions		€ 46.0					€ 46.0	€ 46.0
Provision for PPI
Disclosure of provision matrix [line items]
Provisions | £											£ 0